Loans - Disclosure of Loans and Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Unearned income	$ 1,017	$ 815
Gross amount	593,896	562,209
Bank acceptance assets	10	6
Denominated in U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	136,500	120,400
Denominated in other foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	13,700	11,200
Residential mortgages [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	3	3
Business and government [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	$ 560	$ 221